MD-1
P1, P2

                        SUPPLEMENT DATED JANUARY 23, 2008
                      TO THE PROSPECTUSES DATED MAY 1, 2007
                                       OF
                  MUTUAL DISCOVERY SECURITIES FUND (THE "FUND")
        A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

The Fund's Class 1 and Class 2 prospectuses are amended as follows:

The seventh paragraph under the heading "Main Investments" on page MD-1 is replaced with the following:

      The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, when, in the manager's opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives (together, Hedging Instruments).

The following paragraph is added as the second paragraph under the heading "Hedging Instruments" on page MD-5 and the paragraph thereafter is amended to read as follows:

      The Fund may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

      Forward foreign currency exchange contracts and put options are considered derivative investments because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund's investments in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure or default by any other party, or inability to close out a position because the trading market became illiquid.


               Please keep this supplement for future reference.






MS-1
P1, P2

                        SUPPLEMENT DATED JANUARY 23, 2008
                      TO THE PROSPECTUSES DATED MAY 1, 2007
                                       OF
                   MUTUAL SHARES SECURITIES FUND (THE "FUND")
           A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
                                      TRUST

The Fund's Class 1 and Class 2 prospectuses are amended as follows:

The seventh paragraph under the heading "Main Investments" on page MS-1 is replaced with the following:

      The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, when, in the manager's opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives (together, Hedging Instruments).

The following paragraph is added as the second paragraph under the heading "Hedging Instruments" on page MS-4 and the paragraph thereafter is amended to read as follows:

      The Fund may also attempt, from time to time, to hedge against market risks by using derivative investments, which may include purchasing put options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

      Forward foreign currency exchange contracts and put options are considered derivative investments because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund's investments in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure or default by any other party, or inability to close out a position because the trading market became illiquid.


                Please keep this supplement for future reference.